Property and Equipment, Net - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (10,440)	$ (3,794)
Exchange difference	501	84
Total	16,259	9,936
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,177	9,753
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,073	1,282
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	34	35
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,914	$ 2,576